Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases	Leases
The Company leases drilling rigs, facilities, vehicles and drilling and compression equipment.

On January 1, 2019, in connection with the Company's adoption of ASU 2016-02, Leases, the Company recorded in its Consolidated Balance Sheet $89.0 million of right-of-use assets and lease liabilities representing the present value of the Company's right to use its leased assets and obligation to make lease payments on those leased assets, respectively.

To determine the present value of its right-of-use assets and lease liabilities at adoption and thereafter, the Company calculates a discount rate per lease contract based on an estimate of the rate of interest that the Company would pay to borrow (on a collateralized basis, over a similar term) an amount equal to the lease payment obligation.
Upon adoption of ASU 2016-02, the Company elected a practical expedient to forgo application of the recognition requirements under the standard to short-term leases; as such, short-term leases are not recorded in the Consolidated Balance Sheets. In addition, the Company elected a practical expedient to account for lease and nonlease components together as a lease.

Certain of the Company's lease contracts include variable lease payments, such as payments for property taxes and other operating and maintenance expenses and payments based on asset use, which are not included in the lease cost or the present value of the right-of-use asset or lease liability. Certain of the Company's lease contracts provide renewal periods at the Company's option; if a renewal period option is reasonably assured to be exercised, the associated lease payment obligation is included in the present value of the right-of-use asset and lease liability. As of December 31, 2021 and 2020, the Company was not a lessor.

The following table summarizes the Company's lease costs.

	Years Ended December 31,
	2021	2020	2019

	(Thousands)
Operating and finance lease costs	$19,826	$28,286	$57,517
Variable and short-term lease costs	11,516	15,922	17,143
Total lease costs (a)	$31,342	$44,208	$74,660

(a)Includes drilling rig lease costs capitalized to property, plant and equipment of $22.1 million, $29.9 million and $58.5 million, respectively, of which $16.5 million, $19.9 million and $48.1 million, respectively, were operating lease costs.

For the years ended December 31, 2021, 2020 and 2019, cash paid for lease liabilities and reported in cash flows provided by operating activities in the Statements of Consolidated Cash Flows was $9.7 million, $10.4 million and $10.8 million, respectively. For the year ended December 31, 2021, cash paid for lease liabilities and reported in cash flows provided by financing activities in the Statements of Consolidated Cash Flows was $1.1 million. During the years ended December 31, 2021, 2020 and 2019, the Company recorded $20.8 million, $18.9 million and $24.3 million, respectively, of right-of-use assets in exchange for new lease liabilities. As of December 31, 2021, 2020 and 2019, the weighted average remaining lease term was 2.6 years, 2.8 years and 3.3 years, respectively. For the years ended December 31, 2021, 2020 and 2019, the weighted average discount rate was 2.9%, 3.3% and 3.3%, respectively.

The Company records its right-of-use assets in other assets and the current and noncurrent portions of its lease liabilities in other current liabilities and other liabilities and credits, respectively, in the Consolidated Balance Sheets. As of December 31, 2021 and 2020, total right-of-use assets were $26.1 million and $21.6 million, respectively, and total lease liabilities were $52.7 million and $49.9 million, respectively, of which $28.0 million and $25.0 million, respectively, were classified as current.

During the fourth quarter of 2020, the Company recognized $22.8 million of right-of-use asset impairment in impairment of intangible and other assets in the Statement of Consolidated Operations as a result of the Company's assessment that the fair values of certain of the Company's right-of-use assets were less than their carrying values.

The following table summarizes the Company's lease payment obligations as of December 31, 2021.

December 31, 2021

(Thousands)
2022	$29,075
2023	14,440
2024	7,862
2025	1,091
2026	813
Thereafter	1,715
Total lease payment obligations	54,996
Less: Interest	2,284
Present value of lease liabilities	$52,712